Commitments And Contingencies - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2023	Mar. 31, 2023	Apr. 30, 2022	Mar. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Payment purchase transportation and logistics equipment								$ 11.9		$ 8.5
Expected use of IPO proceeds			$ 291.2
Purchase Commitment Dated March 23, 2022
Finite-Lived Intangible Assets [Line Items]
Payment purchase transportation and logistics equipment									$ 26.2		$ 5.2
2018 ABL Credit Facility | Standby Letters Of Credit
Finite-Lived Intangible Assets [Line Items]
Letters of credit outstanding amount					$ 1.1
2023 ABL Credit Facility | Standby Letters Of Credit
Finite-Lived Intangible Assets [Line Items]
Letters of credit outstanding amount	$ 1.1		$ 1.1
Maximum
Finite-Lived Intangible Assets [Line Items]
Percentage of cost of sales			10.00%	15.00%
Purchase obligation expected term of use of proceeds			17 months
Minimum
Finite-Lived Intangible Assets [Line Items]
Percentage of cost of sales	5.00%	10.00%
Purchase obligation expected term of use of proceeds			15 months
Royalty Agreements | Minimum
Finite-Lived Intangible Assets [Line Items]
Minimum payment for royalty agreement	$ 1.0
Atlas Sand Company LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Payment purchase transportation and logistics equipment								$ 11.9		$ 8.5
Atlas Sand Company LLC [Member] | Purchase Commitment Dated March 23, 2022
Finite-Lived Intangible Assets [Line Items]
Payment purchase transportation and logistics equipment									$ 26.2		$ 5.2
Atlas Sand Company LLC [Member] | 2018 ABL Credit Facility | Standby Letters Of Credit
Finite-Lived Intangible Assets [Line Items]
Letters of credit outstanding amount					$ 1.1	$ 0.6
Atlas Sand Company LLC [Member] | Maximum
Finite-Lived Intangible Assets [Line Items]
Percentage of cost of sales					15.00%
Atlas Sand Company LLC [Member] | Minimum
Finite-Lived Intangible Assets [Line Items]
Percentage of cost of sales					10.00%	10.00%	10.00%